Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) GJ in Millions	12 Months Ended
	Dec. 31, 2024 GWh GJ	Dec. 31, 2023 GWh GJ
Electricity swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy measure (gwh) | GWh	774	628
Electricity power purchase contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy measure (gwh) | GWh	430	588
Gas swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy measure (gwh) | GJ	236	228
Gas supply contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy measure (gwh) | GJ	105	134
Wholesale trading contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy measure (gwh) | GWh	1,499	1,310
Gas swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy measure (gwh) | GJ	3	3